STAAR Investment Trust - Alternative Categories Fund
INVESTMENT OBJECTIVE

The investment objective of the STAAR Disciplined Strategies Fund (formerly, the STAAR Alternative Categories Fund) (the “Disciplined Strategies Fund” or, the “Fund”) is to pursue long-term growth of investors’ capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Disciplined Strategies Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Disciplined Strategies Fund’s Class A shares.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - STAAR Investment Trust - Alternative Categories Fund	Total	Class A		Class C		Institutional Class
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none	4.50%		none		none
Maximum contingent deferred sales charge (load) ("CDSC") (as a % of purchase or sales price, whichever is less)	none	none	[1]	1.00%	[1]	none
[1]	Purchases of Class A shares of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within 18 months of the purchase date. Purchases of Class C shares are subject to a 1% CDSC if held less than 12 months.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - STAAR Investment Trust - Alternative Categories Fund		Total [1]	Class A	Class C	Institutional Class
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.01%	0.25%	1.00%	none
Other Expenses	[2]	1.56%	1.56%	1.56%	1.56%
Acquired Fund Fees and Expenses		0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses		2.85%	3.09%	3.84%	2.84%
Fee and Expense Waiver	[3]	(0.37%)	(0.37%)	(0.37%)	(0.37%)
Net Annual Fund Operating Expenses		2.48%	2.72%	3.47%	2.47%
[1]	The original shares of the Fund have been designated Investor Class shares.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year for the Class A, Class C and Institutional Class shares, which are new classes.
[3]	The Annual Fund Operating Expenses table has been restated to reflect the imposition of a contractual fee waiver and expense assumption agreement for the Disciplined Strategies Fund. Effective May 1, 2018, Barrel Park Investments, LLC, the investment advisor to the Funds (the "Advisor") has contractually agreed to limit Fund expenses (exclusive of front-end or contingent deferred loads, 12b-1 fees, taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to the extent necessary to insure the Fund's total annual operating expenses do not exceed 1.99% of the average daily net assets of each class of the Fund's shares, respectively through at least April 30, 2020. Expenses reimbursed may be recouped by the Advisor for a period of three years following the time such reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reimbursement occurred and at the time of the recoupment. This arrangement can be terminated only by, or with the consent of the Fund's Board of Trustees (the "Board").

Example

This Example is intended to help you compare the cost of investing in the Disciplined Strategies Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual fee waiver and expense assumption agreement in the first two years only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - STAAR Investment Trust - Alternative Categories Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Share Class Domain	251	811	1,437	3,121
Class A	275	883	1,554	3,349
Class C	446	1,103	1,913	4,022
Institutional Class	250	808	1,432	3,111

Expense Example, No Redemption	No Redemption - 1 Year	No Redemption - 3 Years	No Redemption - 5 Years	No Redemption - 10 Years
STAAR Investment Trust - Alternative Categories Fund | Class C | USD ($)	350	1,103	1,913	4,022

Portfolio Turnover

The Disciplined Strategies Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Disciplined Strategies Fund's main strategy is to identify investment opportunities that the Advisor expects to benefit from market, economic, and/or fundamental trends. The Advisor has broad discretion as to the asset categories and investments owned by the Fund. A broad mix of investment types and management styles may be employed.

The Disciplined Strategies Fund is a “fund of funds” that pursues its investment objectives primarily by investing in the shares of other mutual funds and exchange-traded funds (“ETFs”). Under normal conditions 80% or more of its total assets are invested in other mutual funds or ETFs.

The Advisor seeks out registered funds and ETFs (collectively, “Underlying Funds”) that it believes have a history of superior performance, an investment objective that fits into the Fund’s mix of holdings, and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles.

The Underlying Funds in which the Disciplined Strategies Fund invests may themselves hold equity and debt securities of domestic and/or foreign companies and governments, including emerging markets. There are no limits on the size of companies that may be owned directly or indirectly though Underlying Funds. In addition to equity securities, the Underlying Funds may invest in debt securities, including convertible debt, high yield securities (i.e., “junk bonds”), mortgage-backed securities and asset-backed securities. The Underlying Funds may invest in debt instruments of any maturity, duration, or credit quality. Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization, asset classes, sectors or industries. The Underlying Funds may engage in derivatives, such as options, futures and swaps, and may engage in short sales of securities.

With respect to equity securities and Underlying Funds, depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value. In addition, the Advisor also may seek to invest in certain Underlying Funds that employ various alternative investment strategies that may contribute returns to the Fund that are not correlated with major financial market indices. These alternative strategies may include long-short equity and/or long-short debt strategies that take both long and short positions in securities and on market indices to provide risk-adjusted returns in both up and down markets. The Fund may also purchase Underlying Funds that pursue an event driven strategy or managed futures strategy. Event driven strategies seeks to exploit pricing inefficiencies in securities that may occur before or after a corporate event, such as a bankruptcy, merger or acquisition. A managed futures strategy engages in futures trading with respect to commodities, currencies and market indices. Although many alternative investment strategies have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices, such strategies may become correlated at certain times, such as during a liquidity crisis in global financial markets.

In deciding to buy, hold or sell a particular Underlying Fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on the Fund. The Advisor evaluates trends and price movements of the companies and industries in which the Fund is invested. If a holding fails to perform up to expectations, it may be sold. Similarly, if an Underlying Fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of Underlying Fund positions may be done in stages over a period of weeks or months.

PRINCIPAL RISKS

Shares of the Disciplined Strategies Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk: While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds. Such market conditions add to the short-term risk of investing in the Fund.

Investment Risk: Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risk: There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest. Issuers of debt securities can also default on the bond principal. This applies to cash positions and any bond positions that the Fund might take. However, while the use of bonds is permitted, it is not a primary investment strategy.

Bond Market Risk: Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Junk Bond Risk: Though the Fund generally does not own “junk bonds,” a rating downgrade could result in the Fund holding a position classified as “junk.” Junk bonds expose investors to higher volatility and greater risk of default. Ratings range from AAA (S&P) and Aaa (Moody's Investors Service's (“Moody’s”)) to D (S&P) and C (Moody’s). A rating below BBB- and Baa- respectively signals non-investment grade or “junk” bond status.

Managed Futures Strategy/Commodities Risks: Exposure to the commodities markets through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

Mortgage-Backed and Asset-Backed Securities Risks: Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Underlying Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Underlying Fund to lose money.

Derivatives Risk: The Underlying Funds may invest in derivative instruments. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Underlying Fund and therefore the Fund. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Value Risk: A value stock may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the portfolio manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Growth Risk: The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore growth securities may go in and out of favor over time.

Foreign Investment Risk: Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risk: Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls. Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Small-Capitalization Companies Risk: Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Large-Capitalization Companies Risk: Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an Underlying Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an Underlying Fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an Underlying Fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.

Risks of Investing in Funds: There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions can cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of Underlying Funds in addition to the direct expenses of the Fund.

New Advisor Risk: As a newly registered investment adviser, Barrel Park Investments, LLC, the Fund’s Advisor currently does not have previous experience managing other investment companies, and therefore, does not have a performance track record.

Alternative Investments Risks: The Underlying Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies.

Convertible Securities: Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Equity Securities Risk: The equity securities held in the portfolio of the Fund or Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

PERFORMANCE

The bar chart and table immediately following are intended to help you understand the risks of investing in the Disciplined Strategies Fund. The bar chart shows how the performance of the Fund’s Investor Class shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.

STAAR Disciplined Strategies Fund – Annual Total Returns

Calendar Year Returns (Periods ending December 31)

During the 10-year period shown in the bar chart above, the highest return for a quarter was +10.44% (quarter ending 6/30/09) and the lowest return for a quarter was -16.79% (quarter ending 9/30/11).

Average Annual Total Returns (Periods ending December 31)
Average Annual Total Returns - STAAR Investment Trust - Alternative Categories Fund		1 Year	5 Years	10 Years
STAAR Investment Trust - Alternative Categories Fund		11.80%	6.00%	1.95%
STAAR Investment Trust - Alternative Categories Fund | After Taxes on Distributions	[1]	10.73%	5.14%	1.41%
STAAR Investment Trust - Alternative Categories Fund | After Taxes on Distributions and Sales	[1]	7.57%	4.60%	1.47%
Class A	[2]	none	none	none
Class C	[2]	none	none	none
Institutional Class	[2]	none	none	none
MSCI ACWI USD Index (world stock) (reflects no deduction for fees, expenses and taxes on sales)		23.98%	10.81%	4.65%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other classes will vary from the Investor Class share's after-tax returns shown.
[2]	Historical performance for Class A shares, Class C shares and Institutional Class shares is unavailable as these share classes are new.